ACQUISITIONS (Details 6) (USD $)		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 20, 2012 township	Dec. 31, 2012 Depositary shares	Dec. 31, 2012 Depositary shares	Dec. 31, 2012 Series E Cumulative Convertible Preferred Stock	Dec. 31, 2012 Series E Cumulative Convertible Preferred Stock	Dec. 31, 2011 Series E Cumulative Convertible Preferred Stock	May 22, 2012 Baytex Energy USA Assets	Nov. 02, 2012 Viking International Resources Co., Inc	Nov. 02, 2012 Viking International Resources Co., Inc Depositary shares	Nov. 30, 2012 Viking International Resources Co., Inc Depositary shares	Nov. 02, 2012 Viking International Resources Co., Inc Series E Cumulative Convertible Preferred Stock	Dec. 20, 2012 Samson Resources Assets Acquisition	Apr. 02, 2012 Eureka Hunter Holdings, LLC Trans Tex Gas Services
Acquisitions
Common stock issued in connection with acquisition (in shares)									2,774,850	2,704,850	2,774.85
Cumulative dividend rate for cumulative preferred stock (as a percent)		8.00%	8.00%	8.00%	8.00%	8.00%					8.00%
Preferred stock, liquidation preference								$ 69,400,000
Fair value of total purchase price:
Cash							312,018,000	37,349,000				30,000,000	46,047,000
Common units acquired (in common units)													622,641
Common stock issued in connection with acquisition								65,209,000					12,453,000
Escrow settlement								(1,750,000)
Total							312,018,000	100,808,000					58,500,000
Amounts recognized for assets acquired and liabilities assumed:
Oil and gas properties							312,294,000	110,224,000
Current Assets								1,676,000
Equipment and other fixed assets								970,000					15,575,000
AP and accrued expenses								(3,928,000)
Other long-term liabilities								(2,362,000)
Asset retirement obligation							(276,000)	(5,772,000)
Total							$ 312,018,000	$ 100,808,000					$ 58,500,000
Percentage of working interest owned in acquired properties												100.00%
Business Acquisition, Number of Townships and Ranges Covered through Acquired Property	4